Supplemental Financial Information - Summary of Carrying Value of Investments in Equity-Accounted Investees (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Amount	$ 141	$ 71
ASMC [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	27.00%	27.00%
Amount	$ 21	$ 20
ASEN [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	40.00%	40.00%
Amount	$ 46	$ 40
WeEn [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	49.00%
Amount	$ 59
Others [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 15	$ 11